Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of assets
Financial Assets	£ 730,778	£ 707,985
Cash and balances at central banks
Fair value of assets
Financial Assets	90,706	92,994
Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	90,700	93,000
Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	8,200	2,100
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,400	6,000
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	407,100	400,300
Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial Assets	28,000	24,600
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	90,700	93,000
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	8,200	2,100
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	4,000	3,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	90,700	93,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	8,200	2,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	7,300	5,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	2,800	1,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	500	500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	402,000	396,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	30,600	34,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	371,400	361,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	28,000	24,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	9,700	4,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	11,700	12,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	6,600	7,900
At fair value
Fair value of assets
Financial assets, at fair value	173,504	165,969
At fair value | Level 1
Fair value of assets
Financial assets, at fair value	42,225	32,715
At fair value | Level 2
Fair value of assets
Financial assets, at fair value	129,696	131,572
At fair value | Level 3
Fair value of assets
Financial assets, at fair value	1,583	1,682	£ 1,656	£ 1,961
At fair value | Financial assets, other | Level 3
Fair value of assets
Financial assets, at fair value	703	774	£ 664	£ 915
At fair value | Other securities
Fair value of assets
Financial assets, at fair value	43,223	37,793
At fair value | Other securities | Level 1
Fair value of assets
Financial assets, at fair value	25,936	23,943
At fair value | Other securities | Level 2
Fair value of assets
Financial assets, at fair value	17,111	13,641
At fair value | Other securities | Level 3
Fair value of assets
Financial assets, at fair value	£ 176	£ 209